Selling and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Selling and Marketing Expenses [Abstract]
Schedule of Selling and Marketing Expenses
	Year ended December 31
	2024	2023	2022
	U.S. dollar in thousands
Payroll and related expenses	4,111	3,808	3,247
Share-based payment	643	244	556
Payment processing fees	589	485	156
Media costs	-	1,506	5,572
Professional fees	143	136	117
Marketing	1,059	699	814
Amortization and impairment of intangible assets and depreciation	155	2,765	992
Other	333	392	369
	7,033	10,035	11,823